FAIR VALUE GAINS (LOSSES), NET (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Disclosure of Fair Value [Line Items]
Commercial properties			$ (550)		$ 1,246
Financial instruments and other	$ (72)	$ 424	(172)	$ 594
Total fair values gains (losses), net	(1,092)	770	(722)	1,387
Losses on change in fair value of derivatives and right-of-use investment properties	(5)		(6)
Commercial properties
Disclosure of Fair Value [Line Items]
Commercial properties	(1,144)	(9)	(837)	409	784
Commercial developments
Disclosure of Fair Value [Line Items]
Commercial properties	$ 124	$ 355	$ 287	$ 384	$ 462